Related Parties	12 Months Ended
Dec. 31, 2016
Related Parties
22. Related Parties

Subsidiaries of the Company earned revenue of $100,000 (2015: $100,000) from Dignity Sciences Limited during the year. Dr. John Climax is Chief Executive Officer and both Dr. John Climax and Dr. Ronan Lambe are Directors and shareholders of Dignity Sciences Limited. $45,700 was recorded as due from Dignity Sciences Limited at December 31, 2016. The contract terms were agreed on an arm's length basis.

On July 22, 2016, Mr. Thomas Lynch retired as a Director of the Company, having previously resigned as Chairman of the Company in March 2016. The Company entered into an agreement with a company controlled by Mr. Lynch, for the provision of consultancy services for a period of three years from August 1, 2016, at an agreed fee of €231,750 ($256,315) per annum. €96,560 was recorded as due to Mr. Lynch under the terms of this agreement at December 31, 2016. Mr. Lynch also agreed to certain restrictions that will apply to him during the period of the consultancy agreement including non-disclosure, non-competition and non-solicitation.